BASIC AND DILUTED LOSS PER SHARE	12 Months Ended
Sep. 30, 2025
Earnings Per Share [Abstract]
BASIC AND DILUTED LOSS PER SHARE

Note 14 - BASIC AND DILUTED LOSS PER SHARE

Basic and diluted loss per share have been calculated in accordance with ASC 260 on computation of loss per share for each of the years ended September 30, 2025, 2024 and 2023 are calculated as follows:

	Years Ended September 30,
	2025	2024	2023
Basic and diluted loss per share calculation
Numerator:
Net loss attributable to ordinary shareholders, basic and diluted	$(9,646,142)	$(1,280,661)	$(2,670,075)
Denominator:
Weighted-average ordinary shares outstanding, basic and diluted	9,311,589	9,224,116	9,224,116
Loss per share attributable to ordinary shareholders:
Basic	(1.04)	(0.14)	(0.29)
Diluted	(1.04)	(0.14)	(0.29)

For the year ended September 30, 2025, the Company had 36,253,620 (post-reverse-split: 453,184) potential shares issuable upon the exercise of the Representative’s Warrants, Series A Warrants and Series B Warrants. As the Company incurred losses for the year ended September 30, 2025, inclusion of these potential shares would have reduced the net loss per share. Therefore, these potential shares were excluded from the calculation of diluted net loss per share. For the years ended September 30, 2024 and 2023, no potential dilutive shares were excluded from the calculation of diluted net loss per share.